CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares
Allowance for doubtful accounts receivable	$ 1,457		$ 206
Amounts due from related parties, allowance	0		0
Short-term investments	997		5,153
Long-term investments	26,666		23,536
Accounts payable	51,077		37,286
Amounts due to related parties	2,477	¥ 2,477	3,475	¥ 3,475
Accrued expenses and other current liabilities	37,576		44,450
Income tax payables	508		986
Short-term bank borrowings	41,853		1,690
Deferred tax liabilities	3,117		4,169
Other non-current liabilities	133		270
Long-term borrowings	75,241		120,020
Non-current operating lease liabilities	$ 2,007		$ 3,197
Ordinary shares, par value | $ / shares	$ 0.0001
Ordinary shares, authorized | shares	405,462,685	405,462,685
Class A Ordinary Shares
Ordinary shares, par value | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, authorized | shares	9,700,000,000	9,700,000,000	9,700,000,000	9,700,000,000
Ordinary shares, outstanding | shares	114,776,364	114,776,364	123,618,904	123,618,904
Class B Ordinary Shares
Ordinary shares, par value | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, authorized | shares	200,000,000	200,000,000	200,000,000	200,000,000
Ordinary shares, outstanding | shares	117,208,247	117,208,247	117,208,247	117,208,247
Variable Interest Entities
Accounts payable	$ 48,653		$ 36,880
Amounts due to related parties	1,587		1,910
Accrued expenses and other current liabilities	26,495		32,678
Income tax payables	69		59
Short-term bank borrowings	39,113		1,690
Deferred tax liabilities	3,015		3,787
Long-term borrowings	35,551		76,762
Non-current operating lease liabilities	$ 308		$ 167